Capital Stock - Additional Information (Detail) (USD $)	1 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	Aug. 31, 2013	Mar. 29, 2014 Class	Mar. 30, 2013	Aug. 31, 2013 Montrovest BV [Member]	Aug. 31, 2013 Class A Common Stock [Member]	Mar. 29, 2014 Class A Common Stock [Member]	Aug. 31, 2013 Class A Common Stock [Member] Montrovest BV [Member]	Mar. 29, 2014 Class B Common Stock [Member]
Class of Stock [Line Items]
Common stock voting rights per share						$ 1		$ 10
Preferred shares par value
Number of classes of common stock outstanding		2
Debentures converted to voting shares, value	$ 5,000,000				$ 5,000,000		$ 4,800,000
Net proceeds after expense on debenture conversion							$ 4,861,000
Annual interest rate of debentures sold under private placement	6.00%				6.00%
Debenture conversion price	$ 1.30				$ 1.70
Debentures converted to voting shares				2,828,634	2,941,085		2,828,634